CARDIUM THERAPEUTICS, INC.

12255 El Camino Real, Suite 250

San Diego, California 92130

August 23, 2010

Sebastian Gomez Abero,

Division of Corporate Finance,

Securities and Exchange Commission,

100 F Street N.E.

Washington, DC 20549

Re:	Cardium Therapeutics, Inc.

Registration Statement on Form S-3

File No. 333-168693

Dear Mr. Gomez,

On behalf of Cardium Therapeutics, Inc. (“Cardium” or the “Company”), we are responding to the Staff’s letter dated August 19, 2010 (the “Comment Letter”), relating to the above-referenced Registration Statement on Form S-3 (the “Registration Statement”). For your convenience, we have repeated the Staff’s comment below in bold face type before our response below. References to “we,” “our” or “us” mean the Company or its advisors, as the context indicates.

Registration Statement on Form S-3

General

1.    It appears that the market value of the voting and non-voting common equity held by your non-affiliate stockholders is less than S75 million. If that is the case, please confirm whether you are filing this registration statement pursuant to Instruction I.B.6 of Form S-3 and revise the filing to include the calculation described in Instruction 7 to Item I,B.6. We note that you completed several shelf take-downs over the last 12 months. Otherwise, please provide us with an analysis supporting your conclusion that you meet the S75 million public float requirement to use Form S-3.

Response: The Company hereby confirms that it is relying on General Instruction I.B.6. with respect to its eligibility to use Form S-3. In response to the Staff’s comment, the Company will provide the following disclosures on the outside front cover of the prospectus, as required by Instruction 7 to General Instruction I.B.6 of Form S-3:

“The aggregate market value of our outstanding common stock held by non-affiliates is $31,606,647, based on 77,852,154 shares of outstanding common stock, of which 70,236,994 shares are held by non-affiliates, at a per share price of $0.45 based on the average of the closing sale price of our common stock on August 20, 2010. As of the date of this prospectus, we have not offered any securities during the past twelve months pursuant to General Instruction I.B.6 of Form S-3.”

* * * * * * * * * *

We would very much appreciate the Staff’s prompt review of this letter. Should you have any follow-up questions, please call the undersigned at (858) 436-1000.

Sincerely,

/S/    TYLER M. DYLAN-HYDE

Tyler M. Dylan-Hyde

Chief Business Officer

cc:

James A. Mercer, III, Esq.